Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

Global Services Agreement: On December 1, 2010, DryShips entered into a Global Services Agreement (effective December 21, 2010) with Cardiff Marine Inc. (Cardiff), a company controlled by the Chairman, President and Chief Executive Officer of the Company and DryShips, Mr. George Economou, pursuant to which DryShips engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, DryShips paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement were expensed in the unaudited interim condensed consolidated statements of operations or capitalized as a component of "Advances for drillships under construction" being a directly attributable cost to the construction, as applicable, and as a shareholders' contribution to capital ("Additional paid-in capital"). For the six-month period ended June 30, 2012, total fees of $2,815 were charged by Cardiff under the Global Services Agreement relating to employment arrangements and are included in “Service revenue, net” in the unaudited interim condensed consolidated statement of operations.

Effective January 1, 2013, DryShips terminated the Global Services Agreement with Cardiff. The Global Services Agreement has been replaced by the New Global Services Agreement, effective as of January 1, 2013, between Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig UDW and Cardiff Drilling Inc. (formerly known as Cardiff Oil & Gas Management), a company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, with the same terms and conditions as in the previous Global Services Agreement between DryShips and Cardiff, except that under the New Global Services Agreement, the Company is obligated to pay directly the fees of 1.0% in consideration of employment arrangements under the agreement and 0.75% in consideration of purchase and sale activities under the agreement, whereas under the Global Services Agreement, those fees were paid by DryShips. For the six-month period ended June 30, 2013, the Company incurred a cost of $4,198 under Global Services Agreement related to employment arrangements which are included in "Service revenue, net" in the unaudited interim condensed consolidated statement of operations.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between DryShips and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company and DryShips, Mr. George Economou, pursuant to which Vivid acts as a consultant on financing matters for DryShips and its affiliates, Vivid provided the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid was entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by DryShips after providing written notice to Vivid at least 30 days prior to the actual termination date. The Company did not pay for services provided in accordance with this agreement, DryShips paid for such services. Accordingly, these expenses were recorded in the consolidated statement of operations (or as otherwise required by US GAAP) and as a shareholders contribution to capital ("Additional paid-in capital"). For the six-month period ended June 30, 2012, total charges from Vivid under the agreement amounted to $5,802, relating to renegotiations of the existing debt agreements with the financial institutions described in Note 8 below and are included in “General and administrative expenses” in the unaudited interim condensed consolidated statement of operations.

Effective January 1, 2013, Ocean Rig Management entered into a new consultancy agreement with Vivid, on the same terms and conditions as the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, the Company is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided, whereas under the consultancy agreement between DryShips and Vivid, this fee was paid by DryShips. For the six-month period ended June 30, 2013, total charges from Vivid under the agreement amounted to $5,738 and are included in "General and administrative expenses" in the unaudited interim condensed consolidated statement of operations.

In connection with Ocean Rig Management's entry into the new consultancy agreement described above, the consultancy agreement between DryShips and Vivid was amended, effective as of January 1, 2013, to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig UDW and its subsidiaries.

Basset Holdings Inc.: Under the consultancy agreement effective from June 1, 2012, between Ocean Rig UDW and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig UDW. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.2 million based on the Euro/U.S. Dollar exchange rate as of June 30, 2013). For the six month period ended June 30, 2012, the Company incurred costs of $1,983, including sign on bonus of Euro 1.5 million ($1.9 million based on the exchange rate as of June 30, 2012) related to this agreement. For the six-month period ended June 30, 2013, the Company incurred costs of $566 related to this agreement which are included in "General and administrative expenses" in the unaudited interim condensed consolidated statement of operations.

Private offering: In April 2012, companies affiliated with the Company's Chairman, President and Chief Executive Officer, George Economou, purchased a total of 2,185,000 common shares of the Company in the public offering of the Company's common shares by DryShips that was completed on April 17, 2012.